Share Purchase Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share Purchase Warrants
10. Share Purchase Warrants

7. Share Purchase Warrants

The following table summarizes the continuity schedule of the Company’s share purchase warrants:

	Number of warrants	Weighted average exercise price

Balance, December 31, 2020	166,517,918	-
Issued	-	-
Adjusted for triggered down-round provisions	-	-
Exercised	-	-
Expired	-	-
Balance, September 30, 2021	166,517,918	$-

As of September 30, 2021, the following share purchase warrants were outstanding:

Number of warrants outstanding	Exercise price	Expiration date
2,222,222	$0.03	December 2, 2024
163,265,304	$0.00	September 23, 2024
980,392	$0.15	December 2, 2021
50,000	$0.20	January 2, 2022
166,517,918

During the year ended December 31, 2020, the Company recognized the triggering of the down-round provisions of certain warrants associated with the convertible debt instruments issued in 2019. As a result, the reset exercise price increased the number of warrant shares accordingly. As of December 31, 2020, the new exercise price for the warrants is $0.000245 per share. Per the relevant accounting guidance, the Company valued the warrants before and after each triggering event and recorded the total increase in value as a deemed dividend to the warrant holder with an offset to additional paid in capital. For the year ended December 31, 2020, the increase in value of the warrants due to the triggering events totaled $370,726 and was properly included in the Company’s earnings per share amounts on the accompanying statement of operations.

On August 21, 2020, the Company modified 2,222,222 warrants held by two investors. Per the terms of the modifications, the Company reduced the exercise price from $0.23 to $0.03 and extended the term of the warrants to now expire on December 2, 2024. In accordance with relevant accounting guidance, the Company valued the warrants before and after modification. There was no change in valuation due to the modifications.

10. Share Purchase Warrants

The following table summarizes the activity of the Company’s share purchase warrants:

	Number of warrants	Weighted average exercise price

Balance, January 1, 2019	3,899,673	$0.20
Issued	775,000	0.10
Expired	(147,059)	0.35
Balance, December 31, 2019	4,527,614	0.18
Issued	-	-
Adjusted for triggered down-round provisions	315,521,528	0.00
Exercised	(96,957,101)	0.00
Expired	(56,574,123)	0.00
Balance, December 31, 2020	166,517,918	$0.00

As of December 31, 2020, the following share purchase warrants were outstanding:

Number of warrants outstanding	Exercise price	Expiration date
2,222,222	$0.03	December 2, 2024
163,265,304	$0.00	September 23, 2024
980,392	$0.15	December 2, 2021
50,000	$0.20	January 2, 2022
166,517,918

During the year ended December 31, 2020, the Company recognized the triggering of the down-round provisions of certain warrants associated with the convertible debt instruments issued in 2019. As a result, the reset exercise price increased the number of warrant shares accordingly. As of December 31, 2020, the new exercise price for the warrants is $0.000245 per share. Per the relevant accounting guidance, the Company valued the warrants before and after each triggering event and recorded the total increase in value as a deemed dividend to the warrant holder with an offset to additional paid in capital. For the year ended December 31, 2020, the increase in value of the warrants due to the triggering events totaled $370,726 and was properly included in the Company’s earnings per share amounts on the accompanying statement of operations.

On August 21, 2020, the Company modified 2,222,222 warrants held by two investors. Per the terms of the modifications, the Company reduced the exercise price from $0.23 to $0.03 and extended the term of the warrants to now expire on December 2, 2024. In accordance with relevant accounting guidance, the Company valued the warrants before and after modification. There was no change in valuation due to the modifications.